UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2012 (unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 15.8%
Belle International Holdings	34,000	$61,443
Brilliance China Automotive Holdings *	40,000	43,834
Chow Tai Fook Jewellery	40,600	57,682
Dongfeng Motor Group, Class H	22,000	25,565
Golden Eagle Retail Group	21,000	40,931
Great Wall Motor, Class H	37,000	97,073
Sa Sa International Holdings	66,000	45,001
Samsonite International	14,700	28,123
Shangri-La Asia	26,000	50,284
		449,936
Consumer Staples - 21.6%
Biostime International Holdings	17,500	44,633
China Mengniu Dairy	4,000	11,950
China Resources Enterprise	10,000	33,276
Hengan International Group	12,000	113,052
Sun Art Retail Group	34,000	42,196
Tingyi Holding	50,000	149,939
Tsingtao Brewery, Class H	20,000	109,938
Want Want China Holdings	86,000	109,474
		614,458
Energy - 6.4%
Anton Oilfield Services Group	52,000	12,095
China Petroleum & Chemical, Class H	70,000	64,931
CNOOC	34,000	69,032
Kunlun Energy	20,000	34,874
		180,932
Financials - 14.4%
Bank Of China, Class H	75,000	28,390
China Life Insurance, Class H	25,000	71,964
Hong Kong Exchanges & Clearing	1,000	15,024
Industrial & Commercial Bank of China, Class H	145,000	85,083
PICC Property & Casualty, Class H	54,000	65,793
Ping An Insurance Group, Class H	19,000	142,152
		408,406
Health Care - 6.6%
Shandong Weigao Group Medical Polymer, Class H	64,000	82,248
Sinopharm Group, Class H	13,600	43,412
Tong Ren Tang Technologies, Class H	34,000	63,434
		189,094
Industrials - 9.2%
Air China, Class H	70,000	43,766
AviChina Industry & Technology, Class H	76,000	28,771
Beijing Capital International Airport - Class H	40,000	26,716
China Everbright International	55,000	28,939
CSR, Class H	109,000	71,622
Orient Overseas International	2,500	13,701
Zhuzhou CSR Times Electric, Class H	19,000	48,600
		262,115
Information Technology - 20.3%
AAC Technologies	16,000	57,528
Baidu - ADR *	465	54,321
GCL-Poly Energy Holdings	107,000	16,257
Lenovo Group	102,000	84,089
NetDragon Websoft	15,000	16,822
NetEase - ADR *	646	36,267
Spreadtrum Communications - ADR	1,629	33,492
Tencent Holdings	7,200	243,761
ZTE, Class H	22,000	35,096
		577,633
Materials - 0.6%
Jiangxi Copper, Class H	7,000	17,572
Telecommunication Services - 2.3%
China Mobile	6,000	66,516
Utilities - 1.6%
China Resources Gas Group	22,000	44,799
Total Common Stocks
(Cost $2,657,921)		2,811,461

SHORT-TERM INVESTMENT - 1.3%
Invesco Treasury Portfolio, 0.17% ^
(Cost $35,678)			35,678	35,678

Total Investments - 100.1%
(Cost $2,693,599)				2,847,139
Other Assets and Liabilities, Net - (0.1%)				(2,435)
Total Net Assets - 100.0%				$2,844,704

* Non-income producing security.
^ Variable Rate Security - The rate shown is the current yield as of September 30, 2012.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2012:
	Level 1	Level 2	Level 3	Total
Common Stocks	$124,080	$2,687,381	–	$2,811,461
Short-Term Investment	35,678	–	–	35,678
Total Investments	$159,758	$2,687,381	–	$2,847,139

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2012, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows:

AC ONE
China Fund

Cost of investments	$ 2,693,599

Gross unrealized appreciation	166,752
Gross unrealized depreciation	(13,212)
Net unrealized appreciation	$153,540

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  November 27, 2012

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  November 27, 2012